Schedule of Investments
February 28, 2025 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 85.49%

Beverages - 1.36%
The Coca-Cola Co.	8,700	619,527

Biological Products (No Diagnostic Substances) - 4.74%
Amgen, Inc.	3,320	1,022,759
Gilead Sciences, Inc.	9,900	1,131,669

		2,154,428

Computer & Office Equipment - 1.59%
HP, Inc.	23,420	722,975

Crude Petroleum & Natural Gas - 4.39%
Shell plc ADR	29,600	1,996,816

Drug Manufacturers - Specialty & Generic - 1.92%
Johnson & Johnson	5,300	874,606

Footwear (No Rubber) - 0.87%
Steven Madden Ltd.	12,000	393,480

Health Information Services - 0.91%
Solventum Corp. (2)	5,203	414,939

Leather & Leather Products- 3.18%
Tapestry, Inc.	16,900	1,443,598

Metal Mining - 1.98%
BHP Group Ltd. ADR (2)	9,200	446,016
Rio Tinto Group plc ADR (2)	7,500	454,200

		900,216

Motor Vehicle Parts & Accessories - 1.33%
Gentex Corp.	24,820	603,622

National Commercial Banks - 3.37%
Bank of America Corp.	33,270	1,533,747

Petroleum Refining - 2.74%
Valero Energy Corp.	9,530	1,245,857

Pharmaceutical Preparations - 12.80%
Bristol Myers Squibb Co.	17,840	1,063,621
GSK plc ADR	28,264	1,062,444
Haleon plc ADR (2)	45,580	464,004
Novartis AG ADR (2)	16,100	1,755,705
Prestige Consumer Healthcare, Inc. (2)	17,366	1,471,769

		5,817,542

Retail-Apparel and Accessory Stores - 2.36%
Torrid Holdings, Inc. (2)	178,646	1,071,876

Retail-Catalog & Mail-Order Houses - 1.00%
Amazon.com, Inc. (2)	2,140	454,279

Retail-Family Clothing Stores - 1.45%
Ross Stores, Inc.	4,700	659,504

Retail-Grocery Stores - 2.25%
The Kroger Co.	15,800	1,024,156

Security Brokers, Dealers & Flotation Companies - 2.61%
The Charles Schwab Corp.	14,940	1,188,178

Services-Business Services - 2.73%
eBay, Inc.	16,140	1,044,904
Paysafe Ltd. (2)	10,000	198,000

		1,242,904

Services-Computer Programming, Data Processing, Etc. - 7.00%
Alphabet, Inc. Class A	18,700	3,184,236

Services-Medical Laboratories - 2.40%
Quest Diagnostics, Inc. (2)	6,300	1,089,270

Services - Prepackaged Software - 3.68%
Adobe, Inc. (2)	1,100	482,416
Check Point Software Technologies Ltd. (Israel) (2)	5,400	1,189,404

		1,671,820

State Commercial Banks - 5.72%
Bank of New York Mellon Corp. (2)	29,230	2,600,009

Transportation Services - 2.80%
Booking Holdings, Inc.	254	1,274,067

Wholesale-Drugs Proprietaries & Druggists' Sundries - 8.87%
Cencora, Inc.	6,690	1,696,183
McKesson Corp.	3,650	2,336,949

		4,033,132

Wholesale-Electronic Parts & Equipment, NEC - 1.43%
Ituran Location & Control Ltd.	15,566	651,904

Total Common Stock	(Cost $ 25,829,061)	38,866,688

Money Market Fund - 14.37%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 3.99% (3)	6,531,011	6,531,011

Total Money Market Fund	(Cost $ 6,531,011)	6,531,011

Total Investments - 99.86%	(Cost $ 32,360,072)	45,397,700

Other Assets Less Liabilities - 0.14%		64,296

Total Net Assets - 100.00%		45,461,996

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$45,397,700	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$45,397,700	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at February 28, 2025.